SEGMENT INFORMATION	12 Months Ended
Jun. 29, 2016
Segment Information [Abstract]
Segment Reporting Disclosure
SEGMENT INFORMATION

Our operating segments are Chili's and Maggiano's. The Chili’s segment includes the results of our company-owned Chili’s restaurants in the U.S. and Canada as well as the results from our domestic and international franchise business. The Maggiano’s segment includes the results of our company-owned Maggiano’s restaurants.

Company sales are derived principally from the sales of food and beverages. Franchise and other revenues primarily includes royalties, development fees, franchise fees, banquet service charge income, gift card breakage and discounts, tabletop device revenue, Chili's retail food product royalties and delivery fee income. We do not rely on any major customers as a source of sales and the customers and long-lived assets of our reportable segments are predominantly in the U.S. There were no material transactions among reportable segments.

Our chief operating decision maker uses operating income as the measure for assessing performance of our segments. Operating income includes revenues and expenses directly attributable to segment-level results of operations. Operational expenses include food and beverage costs, restaurant labor costs and restaurant expenses. The following tables reconcile our segment results to our consolidated results reported in accordance with GAAP (in thousands):

	Fiscal Year Ended June 29, 2016
	Chili's	Maggiano's	Other	Consolidated
Company sales	$2,754,904	$411,755	$0	$3,166,659
Franchise and other revenues	68,484	22,346	0	90,830
Total revenues	2,823,388	434,101	0	3,257,489

Operational expenses (a)	2,272,771	364,466	1,635	2,638,872
Depreciation and amortization	131,306	15,046	10,016	156,368
General and administrative	35,845	6,225	85,523	127,593
Other gains and charges	6,973	3,472	6,735	17,180
Total operating costs and expenses	2,446,895	389,209	103,909	2,940,013

Operating income	$376,493	$44,892	$(103,909)	$317,476

Segment assets	$1,218,009	$163,753	$90,954	$1,472,716
Equity method investment (b)	10,257	0	0	10,257
Payments for property and equipment	80,277	17,540	14,971	112,788
____________________________________________________________________

(a)	Operational expenses includes cost of sales, restaurant labor and restaurant expenses.

(b)	The equity method investment of the Mexican joint venture is included within Chili's segment assets. See Note 3 for additional disclosures.

	Fiscal Year Ended June 24, 2015
	Chili's	Maggiano's	Other	Consolidated
Company sales	$2,503,133	$401,613	$0	$2,904,746
Franchise and other revenues	75,860	21,672	0	97,532
Total revenues	2,578,993	423,285	0	3,002,278

Operational expenses (a)	2,044,521	360,903	2,179	2,407,603
Depreciation and amortization	122,093	14,233	8,916	145,242
General and administrative	37,131	6,722	89,614	133,467
Other gains and charges	600	(1,009)	5,173	4,764
Total operating costs and expenses	2,204,345	380,849	105,882	2,691,076

Operating income	$374,648	$42,436	$(105,882)	$311,202

Segment assets	$1,141,025	$161,283	$133,565	$1,435,873
Equity method investment (b)	11,801	0	0	11,801
Payments for property and equipment	114,416	14,408	11,438	140,262
____________________________________________________________________

(a)	Operational expenses includes cost of sales, restaurant labor and restaurant expenses.

(b)	The equity method investment of the Mexican joint venture is included within Chili's segment assets. See Note 3 for additional disclosures.

	Fiscal Year Ended June 25, 2014
	Chili's	Maggiano's	Other	Consolidated
Company sales	$2,443,950	$379,119	$0	$2,823,069
Franchise and other revenues	65,364	21,062	0	86,426
Total revenues	2,509,314	400,181	0	2,909,495

Operational expenses (a)	2,005,795	341,870	2,266	2,349,931
Depreciation and amortization	112,809	13,323	9,949	136,081
General and administrative	34,693	7,145	90,256	132,094
Other gains and charges	6,412	1,052	41,760	49,224
Total operating costs and expenses	2,159,709	363,390	144,231	2,667,330

Operating income	$349,605	$36,791	$(144,231)	$242,165

Payments for property and equipment	$141,709	$14,284	$5,073	$161,066
____________________________________________________________________

(a)	Operational expenses includes cost of sales, restaurant labor and restaurant expenses.

Reconciliation of operating income to income before provision for income taxes:

	Fiscal Years Ended
	June 29, 2016	June 24, 2015	June 25, 2014
Operating income	$317,476	$311,202	$242,165
Less interest expense	(32,574)	(29,006)	(28,091)
Plus other, net	1,485	2,081	2,214
Income before provision for income taxes	$286,387	$284,277	$216,288